Summary of Accounting Principles (Collaborative Arrangements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborators interests existing programs low end	13.00%
Collaborators interests existing programs high end	49.00%
Partner share individual program maximum	31.00%
Cost of Products Sold [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborator Share Of Sales	$ 2,097	$ 1,688	$ 1,789
Collaborator Share Of Program Costs	190	209	143
Cost of Services Sold [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborator Share Of Sales	1,674	1,765	929
Research and Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborator Share Of Program Costs	219	225	190
Selling General and Administrative [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborator Share Of Program Costs	$ 101	$ 87	$ 74